PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS

10.        PREPAID EXPENSES AND OTHER ASSETS

	December 31, 2017	December 31, 2016	December 31, 2015
Prepaid expenses	$20,041	$187,480	$78,114
Prepaid insurance	125,043	114,988	68,476
Deposits on rental agreements	308,492	53,771	—
Retainers on professional fees	324,062	23,938	—
Other prepaid expenses and other assets	24,728	125,163	—

	$802,366	$505,340	$146,590